Supplemental Guarantor Information Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 29, 2012
Current assets:
Balance at beginning of year	$ 430.9	$ 624.6	$ 442.3	$ 624.0
Total inventories	179.3	202.2
Total current assets	1,258.8	1,577.1
Properties, net	1,590.8	1,798.0
Goodwill	1,983.3	2,191.6	2,418.7
Other intangibles, net	4,745.7	5,755.8
Investment in MillerCoors	2,441.0	2,388.6
Deferred tax assets	20.2	58.2
Total assets	12,276.3	13,980.1
Current liabilities:
Accounts payable and other current liabilities	1,184.4	1,305.0
Deferred tax liabilities	0.0	164.8
Current portion of long-term debt and short-term borrowings	28.7	849.0
Discontinued operations	4.1	6.1
Total current liabilities	1,217.2	2,324.9
Long-term debt	2,908.7	2,321.3
Pension and postretirement benefits	201.9	542.9
Discontinued operations	10.3	15.5
Total liabilities	5,213.2	6,094.0
MCBC stockholders' equity	7,043.0	7,863.3
Noncontrolling interests	20.1	22.8
Total equity	7,063.1	7,886.1	8,630.1		$ 7,957.9
Total liabilities and equity	12,276.3	13,980.1
Parent Guarantor and 2007 Issuer
Current assets:
Balance at beginning of year	146.4	40.9	90.6
Accounts receivable, net	0.0	2.3
Other receivables, net	8.7	17.4
Total inventories	0.0	0.0
Other current assets, net	45.6	5.6
Deferred tax assets		2.2
Intercompany accounts receivable	0.0	0.0
Total current assets	200.7	68.4
Properties, net	20.4	26.9
Goodwill	0.0	0.0
Other intangibles, net	0.0	0.0
Investment in MillerCoors	0.0	0.0
Net investment in and advances to subsidiaries	12,394.3	12,582.8
Deferred tax assets	37.7	21.3
Other assets, net	14.0	17.8
Total assets	12,667.1	12,717.2
Current liabilities:
Accounts payable and other current liabilities	72.7	61.9
Deferred tax liabilities		0.0
Current portion of long-term debt and short-term borrowings	0.0	0.0
Discontinued operations	0.0	0.0
Intercompany accounts payable	3,652.6	2,881.1
Total current liabilities	3,725.3	2,943.0
Long-term debt	1,902.1	1,892.6
Pension and postretirement benefits	3.3	2.9
Deferred tax liabilities	0.0	0.0
Other liabilities	6.5	16.6
Discontinued operations	0.0	0.0
Intercompany notes payable	0.0	0.0
Total liabilities	5,637.2	4,855.1
MCBC stockholders' equity	7,031.0	7,863.3
Intercompany notes receivable	(1.1)	(1.2)
Total stockholders' equity	7,029.9	7,862.1
Noncontrolling interests	0.0	0.0
Total equity	7,029.9	7,862.1
Total liabilities and equity	12,667.1	12,717.2
Subsidiary Guarantors
Current assets:
Balance at beginning of year	106.2	173.2	177.1
Accounts receivable, net	120.4	153.8
Other receivables, net	33.5	32.0
Total inventories	61.6	71.5
Other current assets, net	22.4	30.8
Deferred tax assets		0.0
Intercompany accounts receivable	3,796.7	3,190.4
Total current assets	4,140.8	3,651.7
Properties, net	578.7	718.5
Goodwill	225.3	268.4
Other intangibles, net	2,954.2	3,536.9
Investment in MillerCoors	2,441.0	2,388.6
Net investment in and advances to subsidiaries	3,459.1	3,108.4
Deferred tax assets	0.0	13.1
Other assets, net	115.4	104.6
Total assets	13,914.5	13,790.2
Current liabilities:
Accounts payable and other current liabilities	332.0	372.5
Deferred tax liabilities		171.4
Current portion of long-term debt and short-term borrowings	0.0	773.8
Discontinued operations	0.0	0.0
Intercompany accounts payable	70.6	83.8
Total current liabilities	402.6	1,401.5
Long-term debt	1,006.6	428.7
Pension and postretirement benefits	184.3	239.6
Deferred tax liabilities	215.7	0.0
Other liabilities	25.1	42.5
Discontinued operations	0.0	0.0
Intercompany notes payable	0.5	324.0
Total liabilities	1,834.8	2,436.3
MCBC stockholders' equity	16,837.4	17,016.6
Intercompany notes receivable	(4,757.7)	(5,662.7)
Total stockholders' equity	12,079.7	11,353.9
Noncontrolling interests	0.0	0.0
Total equity	12,079.7	11,353.9
Total liabilities and equity	13,914.5	13,790.2
Subsidiary Non Guarantors
Current assets:
Balance at beginning of year	178.3	410.5	174.6
Accounts receivable, net	304.3	371.6
Other receivables, net	59.0	44.6
Total inventories	117.7	130.7
Other current assets, net	54.7	65.0
Deferred tax assets		31.6
Intercompany accounts receivable	5.5	0.0
Total current assets	719.5	1,054.0
Properties, net	991.7	1,052.6
Goodwill	1,758.0	1,923.2
Other intangibles, net	1,791.5	2,218.9
Investment in MillerCoors	0.0	0.0
Net investment in and advances to subsidiaries	4,765.1	5,384.6
Deferred tax assets	0.1	1.2
Other assets, net	107.1	88.4
Total assets	10,133.0	11,722.9
Current liabilities:
Accounts payable and other current liabilities	779.7	870.6
Deferred tax liabilities		0.0
Current portion of long-term debt and short-term borrowings	28.7	75.2
Discontinued operations	4.1	6.1
Intercompany accounts payable	79.0	225.5
Total current liabilities	891.5	1,177.4
Long-term debt	0.0	0.0
Pension and postretirement benefits	14.3	300.4
Deferred tax liabilities	601.7	761.7
Other liabilities	43.7	46.0
Discontinued operations	10.3	15.5
Intercompany notes payable	4,758.8	5,663.9
Total liabilities	6,320.3	7,964.9
MCBC stockholders' equity	3,793.1	4,059.2
Intercompany notes receivable	(0.5)	(324.0)
Total stockholders' equity	3,792.6	3,735.2
Noncontrolling interests	20.1	22.8
Total equity	3,812.7	3,758.0
Total liabilities and equity	10,133.0	11,722.9
Eliminations
Current assets:
Balance at beginning of year	0.0	0.0	0.0
Accounts receivable, net	0.0	0.0
Other receivables, net	0.0	0.0
Total inventories	0.0	0.0
Other current assets, net	0.0	0.0
Deferred tax assets		(6.6)
Intercompany accounts receivable	(3,802.2)	(3,190.4)
Total current assets	(3,802.2)	(3,197.0)
Properties, net	0.0	0.0
Goodwill	0.0	0.0
Other intangibles, net	0.0	0.0
Investment in MillerCoors	0.0	0.0
Net investment in and advances to subsidiaries	(20,618.5)	(21,075.8)
Deferred tax assets	(17.6)	22.6
Other assets, net	0.0	0.0
Total assets	(24,438.3)	(24,250.2)
Current liabilities:
Accounts payable and other current liabilities	0.0	0.0
Deferred tax liabilities		(6.6)
Current portion of long-term debt and short-term borrowings	0.0	0.0
Discontinued operations	0.0	0.0
Intercompany accounts payable	(3,802.2)	(3,190.4)
Total current liabilities	(3,802.2)	(3,197.0)
Long-term debt	0.0	0.0
Pension and postretirement benefits	0.0	0.0
Deferred tax liabilities	(17.6)	22.6
Other liabilities	0.0	0.0
Discontinued operations	0.0	0.0
Intercompany notes payable	(4,759.3)	(5,987.9)
Total liabilities	(8,579.1)	(9,162.3)
MCBC stockholders' equity	(20,618.5)	(21,075.8)
Intercompany notes receivable	4,759.3	5,987.9
Total stockholders' equity	(15,859.2)	(15,087.9)
Noncontrolling interests	0.0	0.0
Total equity	(15,859.2)	(15,087.9)
Total liabilities and equity	(24,438.3)	(24,250.2)
Consolidated
Current assets:
Balance at beginning of year	430.9	624.6	$ 442.3	$ 624.0
Accounts receivable, net	424.7	527.7
Other receivables, net	101.2	94.0
Total inventories	179.3	202.2
Other current assets, net	122.7	101.4
Deferred tax assets		27.2
Intercompany accounts receivable	0.0	0.0
Total current assets	1,258.8	1,577.1
Properties, net	1,590.8	1,798.0
Goodwill	1,983.3	2,191.6
Other intangibles, net	4,745.7	5,755.8
Investment in MillerCoors	2,441.0	2,388.6
Net investment in and advances to subsidiaries	0.0	0.0
Deferred tax assets	20.2	58.2
Other assets, net	236.5	210.8
Total assets	12,276.3	13,980.1
Current liabilities:
Accounts payable and other current liabilities	1,184.4	1,305.0
Deferred tax liabilities		164.8
Current portion of long-term debt and short-term borrowings	28.7	849.0
Discontinued operations	4.1	6.1
Intercompany accounts payable	0.0	0.0
Total current liabilities	1,217.2	2,324.9
Long-term debt	2,908.7	2,321.3
Pension and postretirement benefits	201.9	542.9
Deferred tax liabilities	799.8	784.3
Other liabilities	75.3	105.1
Discontinued operations	10.3	15.5
Intercompany notes payable	0.0	0.0
Total liabilities	5,213.2	6,094.0
MCBC stockholders' equity	7,043.0	7,863.3
Intercompany notes receivable	0.0	0.0
Total stockholders' equity	7,043.0	7,863.3
Noncontrolling interests	20.1	22.8
Total equity	7,063.1	7,886.1
Total liabilities and equity	$ 12,276.3	$ 13,980.1